the following shares were repurchased (after the 6-for-1 forward share split): (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Accumulated Losses
Quantity of shares repurchased	1,221,858	7,026
Total value of shares repurchased	4,607	15
Quantity of shares withheld - RSU	4,230,864	686,046
Total value of shares withheld - RSU	18,299	2.646